Discontinued Operations	6 Months Ended
Dec. 31, 2025
Discontinued Operations
Discontinued Operations

9.Discontinued Operations

During the six months ended December 31, 2025, we commenced a strategic evaluation of a potential divestiture involving a discontinued operation of the Off-Price | YOOX Segment, THE OUTNET, which was acquired in connection with the Company’s acquisition of YNAP Group on April 23, 2025. THE OUTNET was identified during the post-acquisition integration process as non-core to our long-term strategic objectives.

On September 15, 2025, the Company received a binding offer from The O Group LLC to purchase a defined group of assets and liabilities associated with THE OUTNET. On October 31, 2025, LuxExperience announced that it has entered into a binding agreement with The O Group LLC to sell the set of assets powering THE OUTNET platform, including the relevant brand rights, customer data, inventory and the required work-force in the United States and the United Kingdom, in exchange for cash consideration of €26.1 million (USD / EUR exchange rate applied was 1.15). The closing of the transaction is expected to occur in the third fiscal quarter of our fiscal year 2026. The final consideration amount is subject to working capital adjustments and customary closing conditions, including regulatory approvals and payment of the purchase price.

As of September 30, 2025 and December 31, 2025, management determined that the sale of the defined group of assets and liabilities associated with THE OUTNET was highly probable. Therefore, the assets and liabilities of the disposal group have been classified as held for sale, and the results of operations have been presented as discontinued operations for the respective periods in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

The major classes of assets and liabilities classified as held for sale as of December 31, 2025, relating to THE OUTNET, were as follows:

As of
(in € thousands)	December 31, 2025
Right of use assets	15,413
Lease liabilities – long term	(12,155)
Lease liabilities – short term	(2,864)
Inventory	24,866
Right of return assets	4,125
Property, plant and equipment	—
Intangible assets	—
29,386

The results of THE OUTNET have been presented as discontinued operations in the condensed consolidated statements of loss and comprehensive loss, for the three and six months ended December 31, 2025. Comparative information has not been provided as THE OUTNET was acquired in connection with the acquisition of YNAP Group, and was therefore not owned or consolidated by the Company in the prior-year comparative periods presented. The components of the loss from discontinued operations related to THE OUTNET for the three and six months ended December 31, 2025 were as follows:

Three Months Ended
(in € thousands)	December 31, 2025
Net sales	57,291
Cost of sales, exclusive of depreciation and amortization	(30,102)
Gross profit	27,189
Shipping and payment cost	(10,021)
Marketing expenses	(2,446)
Selling, general and administrative expenses	(9,279)
Depreciation and amortization	—
Other income (loss), net	—
Operating income	5,443
Finance income (costs), net	(235)
Net income before income taxes	5,208
Income tax (expense) benefit	—
Net income from discontinued operations	5,208

Six Months Ended
(in € thousands)	December 31, 2025
Net sales	98,270
Cost of sales, exclusive of depreciation and amortization	(58,482)
Gross profit	39,788
Shipping and payment cost	(17,117)
Marketing expenses	(4,554)
Selling, general and administrative expenses	(23,497)
Depreciation and amortization	(830)
Other income (loss), net	—
Operating loss	(6,209)
Finance income (costs), net	(488)
Loss before income taxes	(6,697)
Income tax (expense) benefit	—
Net loss from discontinued operations	(6,697)

For the three and six months ended December 31, 2025, of the €30,102 thousand and €58,482 thousand cost of sales, exclusive of depreciation and amortization for the disposal group, €3 thousand and €11,426 thousand relates to inventory write-downs arising from the measurement of the disposal group in accordance with IFRS 5, which requires inventory to be stated at fair value less costs to sell. Basic and diluted earnings per share for continuing and discontinued operations are presented on the face of the condensed consolidated statements of loss and comprehensive loss.

The following table shows a summary of cash flow information for the six months ended December 31, 2025 of the discontinued operation:

Six Months Ended
(in € thousands)	December 31, 2025
Consolidated Statement of Cash Flow Data:
Net cash outflow from operating activities	(11,063)
Net cash outflow from investing activities	—
Net cash change from financing activities	(2,322)